SCHEDULE OF BALANCE SHEETS TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Jilin FAW Baosteel Auto Steel Parts Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets	421	760
Amounts due from related parties
Accounts payable		204
Contract liabilities
Accruals and other current liabilities to related parties	3	3
Loans attributable to related parties
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets	1,847	1,409
Amounts due from related parties
Accounts payable		1,127
Contract liabilities
Accruals and other current liabilities to related parties
Loans attributable to related parties
John Chiang [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets	15
Amounts due from related parties
Accounts payable
Contract liabilities
Accruals and other current liabilities to related parties	13
Loans attributable to related parties
Simon Pang [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets	15
Amounts due from related parties
Accounts payable
Contract liabilities
Accruals and other current liabilities to related parties	13
Loans attributable to related parties
Wen Li [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets	15
Amounts due from related parties
Accounts payable
Contract liabilities
Accruals and other current liabilities to related parties	13
Loans attributable to related parties
Ying Liu [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets	15
Amounts due from related parties
Accounts payable
Contract liabilities
Accruals and other current liabilities to related parties	13
Loans attributable to related parties
China FAW Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable	3	114
Other current assets
Amounts due from related parties	48,699	59,928
Accounts payable	184	261
Contract liabilities
Accruals and other current liabilities to related parties
Loans attributable to related parties
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets
Amounts due from related parties
Accounts payable
Contract liabilities
Accruals and other current liabilities to related parties	1,142	810
Loans attributable to related parties	3,906	4,890
Yantai Guofeng Investment Holding Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets
Amounts due from related parties
Accounts payable
Contract liabilities
Accruals and other current liabilities to related parties	30,542	21,489
Loans attributable to related parties	104,227	107,279
Nanjing Shengnuo Biotechnology Industry Company Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets
Amounts due from related parties
Accounts payable
Contract liabilities
Accruals and other current liabilities to related parties	69
Loans attributable to related parties	1,127
Qiming Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets
Amounts due from related parties
Accounts payable	81	869
Contract liabilities
Accruals and other current liabilities to related parties	111	631
Loans attributable to related parties
FAW Bestune Car Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable	164	756
Other current assets
Amounts due from related parties
Accounts payable	75	302
Contract liabilities
Accruals and other current liabilities to related parties
Loans attributable to related parties
FAW-Volkswagen Automobile Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable	16
Other current assets
Amounts due from related parties
Accounts payable
Contract liabilities
Accruals and other current liabilities to related parties
Loans attributable to related parties
FAW Mould Manufacturing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets		10
Amounts due from related parties
Accounts payable	39,996	41,612
Contract liabilities
Accruals and other current liabilities to related parties
Loans attributable to related parties
FAW Logistics (Changchun Lushun) Storage and Transportation Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets
Amounts due from related parties
Accounts payable	2,712	2,791
Contract liabilities
Accruals and other current liabilities to related parties	91	94
Loans attributable to related parties
FAW Logistics Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets
Amounts due from related parties
Accounts payable	2,779	2,861
Contract liabilities
Accruals and other current liabilities to related parties
Loans attributable to related parties
Changchun FAW International Logistics Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets
Amounts due from related parties
Accounts payable	374	385
Contract liabilities
Accruals and other current liabilities to related parties	631	650
Loans attributable to related parties
China FAW Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets
Amounts due from related parties
Accounts payable
Contract liabilities
Accruals and other current liabilities to related parties	25,204	25,942
Loans attributable to related parties
China FAW Group Import & Export Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable	25
Other current assets
Amounts due from related parties
Accounts payable	83	86
Contract liabilities	119	11
Accruals and other current liabilities to related parties	26	27
Loans attributable to related parties
FAW Finance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets
Amounts due from related parties
Accounts payable
Contract liabilities
Accruals and other current liabilities to related parties	20,565	13,780
Loans attributable to related parties	162,181	166,930
Changchun Wisdom Bus Branch of FAW Jiefang Automobile Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets
Amounts due from related parties
Accounts payable
Contract liabilities	1,527	51
Accruals and other current liabilities to related parties
Loans attributable to related parties
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets
Amounts due from related parties
Accounts payable
Contract liabilities
Accruals and other current liabilities to related parties	21
Loans attributable to related parties	563
Jinan Haiyun Investment Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets
Amounts due from related parties
Accounts payable
Contract liabilities
Accruals and other current liabilities to related parties	34
Loans attributable to related parties	1,408
Machinery Industry Ninth Design and Research Institute Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets
Amounts due from related parties
Accounts payable	878	1,281
Contract liabilities
Accruals and other current liabilities to related parties
Loans attributable to related parties
FAW Bus (Dalian) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets
Amounts due from related parties
Accounts payable
Contract liabilities	758	781
Accruals and other current liabilities to related parties
Loans attributable to related parties
Other [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets	458	480
Amounts due from related parties	49	91
Accounts payable	30	1,110
Contract liabilities	79	69
Accruals and other current liabilities to related parties	4	909
Loans attributable to related parties
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable	208	870
Other current assets	2,786	2,659
Amounts due from related parties	48,748	60,019
Accounts payable	47,192	52,889
Contract liabilities	2,483	912
Accruals and other current liabilities to related parties	78,495	65,523
Loans attributable to related parties	$ 273,412	279,099
Zhang Jiannong [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets
Amounts due from related parties
Accounts payable
Contract liabilities
Accruals and other current liabilities to related parties		657
Loans attributable to related parties
Mu Hongwei [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets
Amounts due from related parties
Accounts payable
Contract liabilities
Accruals and other current liabilities to related parties		244
Loans attributable to related parties
Wang Qingjun [Member]
Related Party Transaction [Line Items]
Accounts receivable
Other current assets
Amounts due from related parties
Accounts payable
Contract liabilities
Accruals and other current liabilities to related parties		287
Loans attributable to related parties